Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available (Detail) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 943,941,626	$ 843,870,434	$ 762,731,931
Adjustment from fair value to current value for the stable-value common collective trust fund	0	(2,212,208)
Net Assets per the Form 5500	$ 943,941,626	$ 841,658,226